Geographic Information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company’s business. The data below is presented in accordance with ASC 280, “Segment Reporting”.

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the six months ended June 30, 2020 and 2019 (unaudited):

	Six months ended June 30,
	2019	2020
	Unaudited
Revenues:

North America *)	$77,365	$91,177
Europe	66,074	81,262
Rest of the world	12,877	11,158

	$156,316	$183,597

*)	Revenue derived from North America consist primarily of revenues from the United States, except for approximately $280 (unaudited) and $351 (unaudited) of revenues derived from Canada during the six months ended June 30, 2020 and 2019, respectively.

c.	Major customer data:

During the six months ended June 30, 2020 and 2019 (unaudited), the Company has not generated revenues from a single customer exceeding 10% of its total revenues.